Share based payment (Narrative) (Details) ₪ / shares in Units, ₪ in Millions	1 Months Ended	12 Months Ended
	Jul. 31, 2022 ILS (₪) Share ₪ / shares	Dec. 31, 2024 Share ₪ / shares	Dec. 31, 2023 Share	Dec. 31, 2022 Share
Disclosure of terms and conditions of share-based payment arrangement [line items]
Options grated to employees | Share	164,000	0	0	164,000
Number of share options exercisable | Share	164,000
Percentage of capital and voting rights before grant	1.18%
Percentage of capital and voting rights after grant	1.17%
Purchase one ordinary share	₪ 1
Exercise price of options to purchase ordinary shares	₪ 55.3
Fair value of options at the time of grant | ₪	₪ 3
Weighted average share price		₪ 40.32
First Tranche [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Terms of stock option life	3 years
Second Tranche [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Terms of stock option life	4 years
Third Tranche [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Terms of stock option life	5 years
Bottom of range [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Stock option standard deviation percentage	39.00%
Top of range [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Stock option standard deviation percentage	44.00%